Business Combinations	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Business Combinations
Acquisition of Hi-Crush Blair LLC
On August 9, 2016, the Partnership entered into an agreement with our sponsor to acquire all of the outstanding membership interests in Blair, the entity that owns our sponsor’s Blair facility, for $75,000 in cash, 7,053,292 of newly issued common units in the Partnership, and pay up to $10,000 of contingent earnout consideration (the "Blair Contribution"). This transaction closed on August 31, 2016.
As a result of this transaction, the Partnership's historical financial information has been recast to combine the Condensed Consolidated Statements of Operations and the Condensed Consolidated Balance Sheets of the Partnership with those of Blair as if the combination had been in effect since inception of common control on July 31, 2014. Any material transactions between the Partnership and Blair have been eliminated. The balance of non-controlling interest as of March 31, 2016 includes the sponsor's interest in Blair prior to the combination. Except for the combination of the Condensed Consolidated Statements of Operations and the respective allocation of recast net income (loss), capital transactions between the sponsor and Blair prior to August 31, 2016 have not been allocated on a recast basis to the Partnership’s unitholders. Such transactions are presented within the non-controlling interest column in the Condensed Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
The following tables present our recast revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Blair Contribution, as reconciled to the revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Three Months Ended March 31, 2016
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$52,148	$33	$(33)	$52,148
Net income (loss)	$(51,517)	$(836)	$—	$(52,353)
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$(1.39)			$(1.41)

	Three Months Ended March 31, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$102,111	$—	$—	$102,111
Net income (loss)	$23,854	$(378)	$—	$23,476
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.61			$0.60

Acquisition of Hi-Crush Blair LLC
On August 9, 2016, the Partnership entered into an agreement with our sponsor to acquire all of the outstanding membership interests in Blair, the entity that owns our sponsor’s Blair facility, for $75,000 in cash, 7,053,292 of newly issued common units in the Partnership, and pay up to $10,000 of contingent earnout consideration (the "Blair Contribution"). This transaction closed on August 31, 2016.
As a result of this transaction, the Partnership's historical financial information has been recast to combine the Condensed Consolidated Statements of Operations and the Condensed Consolidated Balance Sheets of the Partnership with those of Blair as if the combination had been in effect since inception of common control on July 31, 2014. Any material transactions between the Partnership and Blair have been eliminated. The balance of non-controlling interest as of June 30, 2016 includes the sponsor's interest in Blair prior to the combination. Except for the combination of the Condensed Consolidated Statements of Operations and the respective allocation of recast net income (loss), capital transactions between the sponsor and Blair prior to August 31, 2016 have not been allocated on a recast basis to the Partnership’s unitholders. Such transactions are presented within the non-controlling interest column in the Condensed Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
The following tables present our recast revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Blair Contribution, as reconciled to the revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Three Months Ended June 30, 2016
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$38,429	$7,255	$(7,255)	$38,429
Net income (loss)	$(10,911)	$446	$(293)	$(10,758)
Net loss attributable to Hi-Crush Partners LP per limited partner unit - basic	$(0.26)			$(0.25)

	Three Months Ended June 30, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$83,958	$—	$—	$83,958
Net income (loss)	$11,448	$(1,091)	$—	$10,357
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.31			$0.28

	Six Months Ended June 30, 2016
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$90,577	$7,288	$(7,288)	$90,577
Net loss	$(62,428)	$(390)	$(293)	$(63,111)
Net loss attributable to Hi-Crush Partners LP per limited partner unit - basic	$(1.57)			$(1.59)

	Six Months Ended June 30, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$186,069	$—	$—	$186,069
Net income (loss)	$35,302	$(1,469)	$—	$33,833
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.92			$0.88

Business Combinations
Acquisition of Hi-Crush Blair LLC
On August 9, 2016, the Partnership entered into an agreement with our sponsor to acquire all of the outstanding membership interests in Blair, the entity that owns our sponsor’s Blair facility, for $75,000 in cash, 7,053,292 of newly issued common units in the Partnership, and pay up to $10,000 of contingent earnout consideration (the "Blair Contribution"). This transaction closed on August 31, 2016.
As a result of this transaction, the Partnership's historical financial information has been recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Partnership with those of Blair as if the combination had been in effect since inception of common control on July 31, 2014. Any material transactions between the Partnership and Blair have been eliminated. The balance of non-controlling interest as of December 31, 2015 includes the sponsor's interest in Blair prior to the combination. Except for the combination of the Consolidated Statements of Operations and the respective allocation of recast net income (loss), capital transactions between the sponsor and Blair prior to August 31, 2016 have not been allocated on a recast basis to the Partnership’s unitholders. Such transactions are presented within the non-controlling interest column in the Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
Acquisition of Hi-Crush Augusta LLC
On January 31, 2013, the Partnership entered into an agreement with our sponsor to acquire 100,000 preferred units in Augusta, the entity that owned our sponsor’s Augusta facility, for $37,500 in cash and 3,750,000 newly issued convertible Class B units in the Partnership. In connection with this acquisition, the Partnership incurred $451 of acquisition related costs during the year ended December 31, 2013, included in general and administrative expenses.
On April 28, 2014, the Partnership acquired 390,000 common units in Augusta for cash consideration of $224,250. In connection with this acquisition, the Partnership’s preferred equity interest in Augusta was converted into 100,000 common units of Augusta. Following this transaction, the Partnership maintains a 98.0% controlling interest in Augusta’s common units, with the sponsor owning the remaining 2.0% of common units. In connection with this acquisition, the Partnership incurred $768 of acquisition related costs during the year ended December 31, 2014, included in general and administrative expenses.
The Augusta Contribution was accounted for as a transaction between entities under common control whereby Augusta's net assets were recorded at their historical cost. The difference between the consideration paid and the recast historical cost of the net assets acquired was allocated in accordance with the partnership agreement to the common and subordinated unitholders based on their respective number of units outstanding as of April 28, 2014. However, this deemed distribution did not affect the tax basis capital accounts of the common and subordinated unitholders.
The Partnership's historical financial information was recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Partnership with those of Augusta as if the combination had been in effect since inception of common control. Any material transactions between the Partnership and Augusta have been eliminated. The balance of non-controlling interest as of December 31, 2013 includes the sponsor's interest in Augusta prior to the combination. Except for the combination of the Consolidated Statements of Operations and the respective allocation of recast net income between the controlling and non-controlling interest, capital transactions between the sponsor and Augusta prior to April 28, 2014 have not been allocated on a recast basis to the common and subordinated unitholders. Such transactions are presented within the non-controlling interest column in the Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
The following table summarizes the carrying value of Augusta's assets as of April 28, 2014, and the allocation of the cash consideration paid:

Net assets of Hi-Crush Augusta LLC as of April 28, 2014:
Cash	$1,035
Accounts receivable	9,816
Inventories	4,012
Prepaid expenses and other current assets	114
Due from Hi-Crush Partners LP	1,756
Property, plant and equipment	84,900
Accounts payable	(3,379)
Accrued liabilities and other current liabilities	(2,926)
Due to sponsor	(4,721)
Asset retirement obligation	(2,993)
Total carrying value of Augusta's net assets	$87,614

Allocation of purchase price
Carrying value of sponsor's non-controlling interest prior to Augusta Contribution	$35,951
Less: Carrying value of 2% of non-controlling interest retained by sponsor	(1,752)
Purchase price allocated to non-controlling interest acquired	34,199
Excess purchase price over the historical cost of the acquired non-controlling interest(a)	190,051
Cost of Augusta acquisition	$224,250
(a) The deemed distribution attributable to the excess purchase price was allocated to the common and subordinated unitholders based on the respective number of units outstanding as of April 28, 2014.
Recast Financial Results
The following tables present our recasted revenues, net income (loss) and net income attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Augusta Contribution and the Blair Contribution, as reconciled to the revenues, net income (loss) and net income attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Year Ended December 31, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$339,640	$—	$—	$339,640
Net income (loss)	$28,410	$(2,619)	$—	$25,791
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.73			$0.66

	Year Ended December 31, 2014
	Partnership				Partnership
	Historical	Augusta	Blair	Eliminations	Recast
Revenues	$365,347	$25,356	$—	$(4,156)	$386,547
Net income (loss)	$120,484	$11,398	$(105)	$(7,857)	$123,920
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$3.09				$3.14

	Year Ended December 31, 2013
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recast
Revenues	$141,742	$41,630	$(4,402)	$178,970
Net income (loss)	$58,562	$13,681	$(12,199)	$60,044
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$2.08			$2.12

Acquisition of D & I Silica, LLC
On June 10, 2013, the Partnership acquired D&I, an independent frac sand supplier, transforming the Partnership into an integrated Northern White frac sand producer, transporter, marketer and supplier. The Partnership acquired D&I for $95,159 in cash and 1,578,947 common units, valued at $37,358 as of June 10, 2013.
The acquisition was accounted for under the acquisition method of accounting whereby management assessed the net assets acquired and recognized amounts for the identified assets acquired and liabilities assumed.
The total purchase price of $132,517 was allocated to the net assets acquired as follows:

Assets acquired:
Cash	$204
Restricted cash	688
Accounts receivable	17,908
Inventories	10,372
Prepaid expenses and other current assets	809
Property, plant and equipment	39,242
Intangible assets	41,878
Goodwill	33,745
Other assets	113
Total assets acquired	$144,959
Liabilities assumed:
Accounts payable	$11,646
Accrued liabilities and other current liabilities	796
Total liabilities assumed	12,442
Fair value of net assets acquired	$132,517

The operations of D&I have been included in the financial statements prospectively from June 11, 2013. In connection with this acquisition, the Partnership incurred $1,728 of acquisition-related costs, as included in general and administrative expenses during the year ended December 31, 2013.
The following tables summarize the supplemental Consolidated Statements of Operations information on an unaudited pro forma basis as if the acquisition had been included in our results for the year ended December 31, 2013. The tables include adjustments that were directly attributable to the acquisition or are not expected to have a future impact on the Partnership. The pro forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred should the transaction have been consummated at the beginning of the period, nor are they indicative of future results of operations.

Pro Forma Financial Information for the:
Year Ended December 31, 2013
Revenues	$234,022
Net income	$69,895
Net income per limited partner unit – basic and diluted	$2.37

The pro forma financial information includes the impact of the following pro forma adjustments:

Adjustments Utilized to Prepare the Pro Forma Financial Information for the:
Debit / (Credit)	Year Ended December 31, 2013
Acquisition related expenses	$(4,775)
Other general and administrative expenses	(117)
Interest expense on debt issued to fund acquisition	1,226
Depreciation and amortization expense	(8)
Increase in weighted average common units outstanding	696,467